Average Annual Total Returns - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity Mid Cap Enhanced Index Fund	Oct. 29, 2022
Fidelity Mid Cap Enhanced Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	24.12%
Past 5 years	13.77%
Past 10 years	14.55%
Fidelity Mid Cap Enhanced Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.22%
Past 5 years	11.80%
Past 10 years	12.79%
Fidelity Mid Cap Enhanced Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.57%
Past 5 years	10.60%
Past 10 years	11.65%
RS006
Average Annual Return:
Past 1 year	22.58%
Past 5 years	15.10%
Past 10 years	14.91%